Summary of Significant Accounting Policies (Financing Receivables Current Details Of Due Period) (Detail) - Sogou Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	$ 1,081
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	186	$ 1,744
Financing Receivable, Year One, Originated, Current Fiscal Year	40,644	65,114
Total Financing receivables	41,911	66,858
1-30 Days Past Due
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1	0
Financing Receivable, Year One, Originated, Current Fiscal Year	7,037	10,606
Total Financing receivables	7,038	10,606
31-60 Days Past Due
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1	0
Financing Receivable, Year One, Originated, Current Fiscal Year	576	1,635
Total Financing receivables	577	1,635
61-90 Days Past Due
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	2	0
Financing Receivable, Year One, Originated, Current Fiscal Year	548	1,176
Total Financing receivables	550	1,176
Greater than 90 Days Past Due
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year One, Originated, Current Fiscal Year	501	1,709
Total Financing receivables	501	1,709
Total Past Due [Member]
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	4	0
Financing Receivable, Year One, Originated, Current Fiscal Year	8,662	15,126
Total Financing receivables	8,666	15,126
Current Due [Member]
Financing Receivables Current Details Of Due Period [Line Items]
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	1,081
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	182	1,744
Financing Receivable, Year One, Originated, Current Fiscal Year	31,982	49,988
Total Financing receivables	$ 33,245	$ 51,732